--------------------------------------------------------------------------------

Table of Contents

Letter to Certificate Owners
American Maturity Life Insurance Company Separate Account AMLVA
Financial Statements and Notes to Financial Statements
Report of Independent Public Accountants

DREYFUS VARIABLE INVESTMENT FUND

Capital Appreciation Portfolio
Small Cap Portfolio

JANUS ASPEN SERIES

Balanced Portfolio
Worldwide Growth Portfolio

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Partners Portfolio

SCUDDER VARIABLE LIFE INVESTMENT FUND

Bond Portfolio
Capital Growth Portfolio
Growth & Income Portfolio
Money Market Portfolio


Certificate Owners should refer to the prospectus provided to them at the time of purchase of their Certificate for a description of investment alternatives available in Separate Account AMLVA. This prospectus, along with the financial information contained in this report, provides them with the complete and up-to-date financial information regarding Separate Account AMLVA.

This report is prepared for the general information on Certificate Owners and is not an offer of contracts. It should not be used in connection with any other offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

--------------------------------------------------------------------------------
                                                  200 Hopmeadow Street
                                                  Simsbury, Connecticut 06089
                                                  Telephone (860) 843-3293
                                                  Fax (860) 843-3623
[American
  Maturity                                        Mailing Address: P.O. Box 2999
   Life Insurance                                 Hartford, CT 06104-2999
        Company LOGO]


       February 20, 1998

       Dear AARP Variable Annuity Certificate Owner:

       As we close out the inaugural year of offering the AARP Variable Annuity, I want to thank you for your business and your trust in the AARP Annuity Program from American Maturity Life. By year-end, we were actively marketing this annuity to AARP members in forty-five states. The response to-date has been extremely encouraging.

       Growth in the popularity of variable annuities continued at a robust pace in 1997. According to the Variable Annuity Research & Data Service (VARDS), variable annuity sales reached $87 billion, an 18% increase over 1996 sales. More Americans than ever are turning to variable annuities to help them prepare for a more financially secure retirement. At a time when we are all being encouraged to save more for retirement, variable annuities--with their unique advantages of tax-deferral on earnings, unlimited contributions, and flexible payout options-- are becoming a key component of retirement plans.

       Saving for retirement is a long-term process. In the same way, ownership of a variable annuity is a long-term investment. As such, we look forward to serving your financial needs now and into the future.

       Today's economic conditions, both domestically and internationally, provide a variety of opportunities and challenges for investors. The portfolios which comprise the AARP Variable Annuity are poised to address those opportunities and challenges. I hope you will be pleased with the outstanding results produced by our investment managers--and share my confidence in their ability to deliver performance results which will help you reach your financial retirement goals.

       If you have any questions about the portfolio results, or any other aspect of your AARP Variable Annuity, please feel free to call one of our Customer Service Annuity Specialists at 1-800-923-3334.

       American Maturity Life is exclusively dedicated to helping AARP members meet their retirement goals--and to this we remain firmly committed.

       Sincerely,


       /s/ Joseph J. Noto


       Joseph J. Noto
       Chief Operating Officer

--------------------------------------------------------------------------------
  Separate Account AMLVA
--------------------------------------------------------------------------------
  American Maturity Life Insurance Company
  Statement of Assets and Liabilities
  December 31, 1997
--------------------------------------------------------------------------------


                                                                                Scudder
                                                                       Variable Life Investment
                                                                           Fund Money Market
                                                                               Portfolio
                                                                              Sub-Account
                                                                              -----------
Assets:
Investments:
 Scudder Variable Life Investment Fund Money Market Portfolio
  Shares                                                      342,165
  Cost                                                       $342,165
  Market Value ......................................................         $  342,165
 Scudder Variable Life Investment Fund Bond Portfolio
  Shares                                                       81,246
  Cost                                                       $549,421
  Market Value ......................................................              --
 Scudder Variable Life Investment Fund Capital Growth Portfolio
  Shares                                                       27,321
  Cost                                                       $553,571
  Market Value ......................................................              --
 Scudder Variable Life Investment Fund Growth and Income Portfolio
  Shares                                                      179,296
  Cost                                                     $1,999,818
  Market Value ......................................................              --
 Neuberger & Berman Partners Advisers Management Trust Portfolio
  Shares                                                       42,626
  Cost                                                       $846,914
  Market Value ......................................................              --
 Dreyfus Variable Investment Fund Capital Appreciation Portfolio
  Shares                                                       46,411
  Cost                                                     $1,271,683
  Market Value ......................................................              --
 Dreyfus Variable Investment Fund Small Cap Portfolio
  Shares                                                        7,314
  Cost                                                       $437,966
  Market Value ......................................................              --
 Janus Aspen Series Balanced Portfolio
  Shares                                                       17,100
  Cost                                                       $287,875
  Market Value ......................................................              --
 Janus Aspen Series Worldwide Growth Portfolio
  Shares                                                       56,443
  Cost                                                     $1,315,752
  Market Value ......................................................              --
Due from American Maturity Life Insurance Company ...................              --
Receivable from fund shares sold ....................................                  8
                                                                              ----------
Total Assets ........................................................            342,173
                                                                              ----------
Liabilities:
Due to American Maturity Life Insurance Company .....................                  8
Payable for fund shares purchased ...................................                 --
                                                                              ----------
Total Liabilities ...................................................                  8
                                                                              ----------
Net Assets (variable annuity contract liabilities) ..................         $  342,165
                                                                              ==========
Deferred annuity contracts in the accumulation period:
Individual Sub-Accounts:
Units owned by participants .........................................             33,066
Unit values .........................................................         $10.347924



                                                                                Scudder                   Scudder
                                                                       Variable Life Investment   Variable Life Investment
                                                                               Fund Bond                Fund Capital
                                                                               Portfolio              Growth Portfolio
                                                                              Sub-Account               Sub-Account
                                                                              -----------               -----------
Assets:
Investments:
 Scudder Variable Life Investment Fund Money Market Portfolio
  Shares                                                      342,165
  Cost                                                       $342,165
  Market Value ......................................................               --                         --
 Scudder Variable Life Investment Fund Bond Portfolio
  Shares                                                       81,246
  Cost                                                       $549,421
  Market Value ......................................................         $  558,160                       --
 Scudder Variable Life Investment Fund Capital Growth Portfolio
  Shares                                                       27,321
  Cost                                                       $553,571
  Market Value ......................................................               --                   $   563,641
 Scudder Variable Life Investment Fund Growth and Income Portfolio
  Shares                                                      179,296
  Cost                                                     $1,999,818
  Market Value ......................................................               --                         --
 Neuberger & Berman Partners Advisers Management Trust Portfolio
  Shares                                                       42,626
  Cost                                                       $846,914
  Market Value ......................................................               --                         --
 Dreyfus Variable Investment Fund Capital Appreciation Portfolio
  Shares                                                       46,411
  Cost                                                     $1,271,683
  Market Value ......................................................               --                         --
 Dreyfus Variable Investment Fund Small Cap Portfolio
  Shares                                                        7,314
  Cost                                                       $437,966
  Market Value ......................................................               --                         --
 Janus Aspen Series Balanced Portfolio
  Shares                                                       17,100
  Cost                                                       $287,875
  Market Value ......................................................               --                         --
 Janus Aspen Series Worldwide Growth Portfolio
  Shares                                                       56,443
  Cost                                                     $1,315,752
  Market Value ......................................................               --                         --
Due from American Maturity Life Insurance Company ...................               --                        4,430
Receivable from fund shares sold ....................................                 13                       --
                                                                              ----------                 ----------
Total Assets ........................................................            558,173                    568,071
                                                                              ----------                 ----------
Liabilities:
Due to American Maturity Life Insurance Company .....................                 13                       --
Payable for fund shares purchased ...................................               --                        4,430
                                                                              ----------                 ----------
Total Liabilities ...................................................                 13                      4,430
                                                                              ----------                 ----------
Net Assets (variable annuity contract liabilities) ..................         $  558,160                 $  563,641
                                                                              ==========                 ==========
Deferred annuity contracts in the accumulation period:
Individual Sub-Accounts:
Units owned by participants .........................................             51,585                     45,151
Unit values .........................................................         $10.820260                 $12.483490



The accompanying notes are an integral part of this financial statement.

--------------------------------------- 2 --------------------------------------

--------------------------------------------------------------------------------


          Scudder                Neuberger                 Dreyfus
 Variable Life Investment         & Berman        Variable Investment Fund
        Fund Growth               Partners                 Capital
        and Income          Advisers Management         Appreciation
         Portfolio            Trust Portfolio             Portfolio
        Sub-Account             Sub-Account              Sub-Account
        -----------             -----------              -----------
             --                       --                      --
             --                       --                      --
             --                       --                      --
        $2,058,322                    --                      --
             --                  $  878,092                   --
             --                       --                 $1,294,868
             --                       --                      --
             --                       --                      --
             --                       --                      --
             --                       1,409                  10,020
                 8                    --                      --
        ----------               ----------              ----------
         2,058,330                  879,501               1,304,888
        ----------               ----------              ----------
                 8                    --                      --
             --                       1,409                  10,020
        ----------               ----------              ----------
                 8                    1,409                  10,020
        ----------               ----------              ----------
        $2,058,322               $  878,092              $1,294,868
        ==========               ==========              ==========
           169,811                   71,192                 109,859
        $12.121271               $12.334172              $11.786664



         Dreyfus                                           Janus
Variable Investment Fund            Janus               Aspen Series
          Small                 Aspen Series             Worldwide
         Capital                  Balanced                 Growth
        Portfolio                 Portfolio              Portfolio
       Sub-Account               Sub-Account            Sub-Account
       -----------               -----------            -----------
            --                        --                      --
            --                        --                      --
            --                        --                      --
            --                        --                      --
            --                        --                      --
            --                        --                      --
       $  417,930                     --                      --
            --                   $  298,735                   --
            --                        --                 $1,320,210
            --                       12,832                   --
            2,972                     --                      5,658
       ----------                ----------              ----------
          420,902                   311,567               1,325,868
       ----------                ----------              ----------
            2,972                     --                      5,658
            --                       12,832                   --
       ----------                ----------              ----------
            2,972                    12,832                   5,658
       ----------                ----------              ----------
       $  417,930                $  298,735              $1,320,210
       ==========                ==========              ==========
           35,318                    25,899                 115,748
       $11.833201                $11.534865              $11.405913


--------------------------------------- 3 --------------------------------------

-------------------------------------------------------------------------------
  Separate Account AMLVA
-------------------------------------------------------------------------------
  American Maturity Life Insurance Company
  Statement of Operations
  For the Period From Inception, March 17, 1997 to December 31, 1997
--------------------------------------------------------------------------------


                                                               Scudder
                                                      Variable Life Investment
                                                          Fund Money Market
                                                              Portfolio
                                                             Sub-Account
                                                             -----------
Investment income:
 Dividends ..........................................           $7,456
Expenses:
 Mortality and expense undertakings .................           (1,217)
                                                                ------
 Net investment income (loss) .......................            6,239
                                                                ------
Capital gains income ................................            --
                                                                ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) on security transactions ..            --
 Net unrealized appreciation (depreciation) of
  investments during the period .....................            --
                                                                ------
   Net realized and unrealized gain (loss) on
    investments .....................................            --
                                                                ------
   Net increase in net assets resulting from
    operations: .....................................           $6,239
                                                                ======



                                                                                             Scudder
                                                                   Scudder           Variable Life Investment
                                                          Variable Life Investment         Fund Capital
                                                                  Fund Bond                   Growth
                                                                  Portfolio                 Portfolio
                                                                 Sub-Account               Sub-Account
                                                                 -----------               -----------
Investment income:
 Dividends .............................................           $ 6,904                   $  1,033
Expenses:
 Mortality and expense undertakings ....................            (1,263)                    (1,131)
                                                                   -------                   --------
 Net investment income (loss) ..........................             5,641                        (98)
                                                                   -------                   --------
Capital gains income ...................................                --                         --
                                                                   -------                   --------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) on security transactions .....                 7                         16
 Net unrealized appreciation (depreciation) of
  investments during the period ........................             8,739                     10,070
                                                                   -------                   --------
   Net realized and unrealized gain (loss) on
    investments ........................................             8,746                     10,086
                                                                   -------                   --------
   Net increase in net assets resulting from
    operations: ........................................           $14,387                   $  9,988
                                                                   =======                   ========



The accompanying notes are an integral part of this financial statement.

--------------------------------------- 4 --------------------------------------

--------------------------------------------------------------------------------


          Scudder                Neuberger                 Dreyfus
 Variable Life Investment         & Berman        Variable Investment Fund
        Fund Growth               Partners                 Capital
        and Income          Advisers Management         Appreciation
         Portfolio            Trust Portfolio             Portfolio
        Sub-Account             Sub-Account              Sub-Account
        -----------             -----------              -----------
          $ 8,946                 $ --                     $ 8,960
           (4,154)                 (1,934)                  (2,881)
          -------                 -------                  -------
            4,792                  (1,934)                   6,079
          -------                 -------                  -------
            --                      --                         752
          -------                 -------                  -------
           (7,527)                     48                      397
           58,504                  31,178                   23,185
          -------                 -------                  -------
           50,977                  31,226                   23,582
          -------                 -------                  -------
          $55,769                 $29,292                  $30,413
          =======                 =======                  =======



          Dreyfus                   Janus                    Janus
Variable Investment Fund       Aspen Series              Aspen Series
          Small                  Balanced                 Worldwide
         Capital                  Growth                    Growth
        Portfolio                Portfolio                Portfolio
       Sub-Account              Sub-Account              Sub-Account
       -----------              -----------              -----------
         $   453                  $ 3,615                  $  5,047
            (934)                    (724)                   (2,976)
         -------                  -------                  --------
            (481)                   2,891                     2,071
         -------                  -------                  --------
          23,882                     --                        --
         -------                  -------                  --------
          (2,631)                      28                      (191)
         (20,036)                  10,860                     4,458
         -------                  -------                  --------
         (22,667)                  10,888                     4,267
         -------                  -------                  --------
         $   734                  $13,779                  $  6,338
         =======                  =======                  ========



--------------------------------------- 5 --------------------------------------

--------------------------------------------------------------------------------
  Separate Account AMLVA
--------------------------------------------------------------------------------
  American Maturity Life Insurance Company
  Statement of Changes in Net Assets
  For the period from inception, March 17, 1997 to December 31, 1997
--------------------------------------------------------------------------------


                                                                   Scudder
                                                                Variable Life
                                                                  Investment
                                                               Fund Money Market
                                                                  Portfolio
                                                                 Sub-Account
                                                                 -----------
Operations:
 Net investment income (loss) .............................       $     6,239
 Capital gains income .....................................              --
 Net realized gain (loss) on security transactions ........              --
 Net unrealized appreciation (depreciation) of investments
  during the period .......................................              --
                                                                  -----------
 Net increase in net assets resulting from operations .....             6,239
                                                                  -----------
Unit transactions:
 Purchases ................................................         1,398,582
 Net transfers ............................................        (1,031,362)
 Surrenders ...............................................           (31,277)
 Other activity ...........................................               (17)
                                                                  -----------
 Net increase in net assets resulting from unit
  transactions ............................................           335,926
                                                                  -----------
 Total increase in net assets .............................           342,165
Net Assets:
 Beginning of period ......................................              --
                                                                  -----------
 End of period ............................................       $   342,165
                                                                  ===========



                                                                                                   Scudder
                                                                         Scudder           Variable Life Investment
                                                                Variable Life Investment         Fund Capital
                                                                        Fund Bond                   Growth
                                                                        Portfolio                 Portfolio
                                                                       Sub-Account               Sub-Account
                                                                       -----------               -----------
Operations:
 Net investment income (loss) ................................          $  5,641                  $    (98)
 Capital gains income ........................................             --                        --
 Net realized gain (loss) on security transactions ...........                 7                        16
 Net unrealized appreciation (depreciation) of investments
  during the period ..........................................             8,739                    10,070
                                                                        --------                  --------
 Net increase in net assets resulting from operations ........            14,387                     9,988
                                                                        --------                  --------
Unit transactions:
 Purchases ...................................................           465,764                   478,755
 Net transfers ...............................................            79,564                    75,274
 Surrenders ..................................................            (1,544)                     (128)
 Other activity ..............................................               (11)                     (248)
                                                                        --------                  --------
 Net increase in net assets resulting from unit
  transactions ...............................................           543,773                   553,653
                                                                        --------                  --------
 Total increase in net assets ................................           558,160                   563,641
Net Assets:
 Beginning of period .........................................             --                        --
                                                                        --------                  --------
 End of period ...............................................          $558,160                  $563,641
                                                                        ========                  ========



The accompanying notes are an integral part of this financial statement.

--------------------------------------- 6 --------------------------------------

--------------------------------------------------------------------------------



          Scudder                Neuberger                 Dreyfus
 Variable Life Investment         & Berman        Variable Investment Trust
        Fund Growth               Partners                 Capital
        and Income          Advisers Management          Appreciation
         Portfolio            Trust Portfolio             Portfolio
        Sub-Account             Sub-Account              Sub-Account
        -----------             -----------              -----------
        $    4,792               $ (1,934)               $    6,079
             --                     --                          752
            (7,527)                    48                       397
            58,504                 31,178                    23,185
        ----------               --------                ----------
            55,769                 29,292                    30,413
        ----------               --------                ----------
         1,774,328                741,365                 1,080,754
           216,036                108,605                   185,964
            (2,468)                (1,032)                   (2,276)
            14,657                   (138)                       13
        ----------               --------                ----------
         2,002,553                848,800                 1,264,455
        ----------               --------                ----------
         2,058,322                878,092                 1,294,868
             --                     --                        --
        ----------               --------                ----------
        $2,058,322               $878,092                $1,294,868
        ==========               ========                ==========



         Dreyfus                   Janus                   Janus
Variable Investment Trust      Aspen Series             Aspen Series
          Small                  Balanced                Worldwide
         Capital                  Growth                   Growth
        Portfolio                Portfolio               Portfolio
       Sub-Account              Sub-Account             Sub-Account
       -----------              -----------             -----------
         $   (481)               $  2,891                $    2,071
           23,882                   --                        --
           (2,631)                     28                      (191)
          (20,036)                 10,860                     4,458
         --------                --------                ----------
              734                  13,779                     6,338
         --------                --------                ----------
          361,150                 252,727                 1,132,151
           55,933                  32,780                   184,710
              (25)                   (325)                   (2,078)
              138                    (226)                     (911)
         --------                --------                ----------
          417,196                 284,956                 1,313,872
         --------                --------                ----------
          417,930                 298,735                 1,320,210
            --                      --                        --
         --------                --------                ----------
         $417,930                $298,735                $1,320,210
         ========                ========                ==========



--------------------------------------- 7 --------------------------------------

--------------------------------------------------------------------------------
  Separate Account AMLVA
--------------------------------------------------------------------------------
  American Maturity Life Insurance Company
  Notes to Financial Statements
  December 31, 1997
--------------------------------------------------------------------------------

1.  Organization:
     Separate Account AMLVA (the Account) is a separate investment account within American Maturity Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  Significant Accounting Policies:
     The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under federal income tax regulations.


     b) Security Valuation--The investment in shares of the Scudder Variable Life Investment Fund Portfolios, Janus Aspen Series Portfolios, Neuberger & Berman Advisers Management Trust Partners Portfolio and Dreyfus Variable Investment Fund Portfolios are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

     c) Federal Income Taxes--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.


     d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  Administration of the Account and Related Charges:

     a) Mortality and Expense Undertakings--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to .65% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.20% of the Account's average daily net assets.


     b) Deduction of Annual Maintenance Fee--Annual maintenance fees are deducted through termination of units of interest from the applicable contractholders' accounts, in accordance with the terms of the contracts.


--------------------------------------- 8 --------------------------------------

--------------------------------------------------------------------------------
  Report of Independent Public Accountants
--------------------------------------------------------------------------------
  To American Maturity Life Insurance Company
  Separate Account AMLVA and to the
  Owners of Units of Interest Therein:
--------------------------------------------------------------------------------

  We have audited the accompanying statement of assets and liabilities of American Maturity Life Insurance Company Separate Account AMLVA (the Account) as of December 31, 1997, and the related statements of operations and changes in net assets for the period from inception, March 17, 1997, to December 31, 1997. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Maturity Life Insurance Company Separate Account AMLVA as of December 31, 1997 and the results of its operations and the changes in its net assets for the period from inception, March 17, 1997, to December 31, 1997, in conformity with generally accepted accounting principles.


                                                            ARTHUR ANDERSEN LLP


  Hartford, Connecticut
  February 16, 1998











--------------------------------------- 9 --------------------------------------